BNY Mellon Mid Cap Multi-Strategy Fund
Statement of Investments
November 30, 2024 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 94.5%
Automobiles & Components — .4%
Aptiv PLC (a)	5,330	295,975
BorgWarner, Inc.	9,390	322,265
Gentex Corp.	61,471	1,878,554
Harley-Davidson, Inc. (b)	32,813	1,103,501
Lucid Group, Inc. (a),(b)	75,690	165,004
QuantumScape Corp. (a),(b)	23,520	123,009
Rivian Automotive, Inc., Cl. A (a),(b)	25	306
Thor Industries, Inc.	7,630	851,508
		4,740,122
Banks — 2.3%
Cullen/Frost Bankers, Inc.	4,574	643,196
East West Bancorp, Inc.	29,734	3,261,225
F.N.B. Corp.	42,155	722,958
Fifth Third Bancorp	86,390	4,151,903
First Citizens BancShares, Inc., Cl. A	26	59,670
First Horizon Corp.	194,413	4,107,947
Huntington Bancshares, Inc.	170,100	3,063,501
KeyCorp	10,532	205,163
M&T Bank Corp.	3,655	804,063
NU Holdings Ltd., Cl. A (a)	82,805	1,037,547
Popular, Inc.	50,153	4,983,202
Regions Financial Corp.	103,060	2,809,416
Synovus Financial Corp.	20,195	1,152,529
Webster Financial Corp.	23,827	1,472,032
Wintrust Financial Corp.	8,355	1,153,074
Zions Bancorp NA	14,495	877,237
		30,504,663
Capital Goods — 12.0%
Advanced Drainage Systems, Inc.	30,620	4,142,580
AECOM	43,824	5,126,093
Allegion PLC	22,719	3,199,744
AMETEK, Inc.	37,818	7,351,063
Axon Enterprise, Inc. (a)	23,188	15,001,708
Beacon Roofing Supply, Inc. (a)	11,455	1,294,644
Builders FirstSource, Inc. (a)	20,452	3,813,684
BWX Technologies, Inc.	5,496	719,152
CNH Industrial NV	13,905	174,647
Comfort Systems USA, Inc.	158	77,937
Cummins, Inc.	4,163	1,561,292
Curtiss-Wright Corp.	8,720	3,258,054
Donaldson Co., Inc.	14,855	1,159,433
Dover Corp.	7,736	1,592,842
Everus Construction Group, Inc. (a)	2,183	138,970
Fastenal Co.	19,190	1,603,516
Ferguson Enterprises, Inc.	14,369	3,102,698
Flowserve Corp.	3,385	206,553
Fortive Corp.	19,099	1,515,124
Fortune Brands Innovations, Inc.	17,542	1,373,539

Statement of Investments (Unaudited) (continued)
Description	Shares	Value ($)
Common Stocks — 94.5% (continued)
Capital Goods — 12.0% (continued)
GE Vernova, Inc. (a)	11,122	3,716,083
Generac Holdings, Inc. (a)	13,454	2,532,043
HEICO Corp., Cl. A	31,136	6,573,744
Hexcel Corp.	8,380	531,208
Howmet Aerospace, Inc.	31,046	3,675,225
Hubbell, Inc.	6,313	2,904,548
Huntington Ingalls Industries, Inc.	4,579	906,276
IDEX Corp.	35,747	8,244,331
Ingersoll Rand, Inc.	24,925	2,596,437
ITT, Inc.	5,294	826,499
Johnson Controls International PLC	53,080	4,451,289
L3Harris Technologies, Inc.	7,145	1,759,456
Lincoln Electric Holdings, Inc.	5,858	1,279,856
Loar Holdings, Inc. (a)	1,255	115,560
Masco Corp.	49,621	3,997,468
MasTec, Inc. (a)	3,855	555,351
Masterbrand, Inc. (a)	28,458	492,323
MSC Industrial Direct Co., Inc., Cl. A (b)	8,165	701,210
Nordson Corp.	3,647	951,831
nVent Electric PLC	16,971	1,328,999
Owens Corning	8,556	1,759,285
Parker-Hannifin Corp.	3,562	2,503,730
Quanta Services, Inc.	11,412	3,931,662
Regal Rexnord Corp.	762	131,605
Resideo Technologies, Inc. (a)	35,088	953,692
Rockwell Automation, Inc.	8,130	2,399,488
Sensata Technologies Holding PLC	20,780	667,869
Snap-on, Inc.	3,450	1,275,430
Spirit AeroSystems Holdings, Inc., Cl. A (a),(b)	7,775	251,599
Textron, Inc.	42,200	3,613,586
The Timken Company	12,925	1,001,041
Trane Technologies PLC	5,766	2,399,925
TransDigm Group, Inc.	2,726	3,415,596
UFP Industries, Inc.	3,750	509,625
United Rentals, Inc.	5,316	4,603,656
Valmont Industries, Inc.	1,087	378,124
Vertiv Holdings Co., Cl. A	62,802	8,013,535
W.W. Grainger, Inc.	3,197	3,853,472
Watsco, Inc. (b)	10,307	5,685,341
Watts Water Technologies, Inc., Cl. A	3,609	778,786
Westinghouse Air Brake Technologies Corp.	15,160	3,041,399
WillScot Holdings Corp. (a)	955	36,519
Xylem, Inc.	16,498	2,091,121
		157,849,096
Commercial & Professional Services — 5.2%
Amentum Holdings, Inc. (a)	5,576	135,776
Broadridge Financial Solutions, Inc.	27,602	6,514,624
CACI International, Inc., Cl. A (a)	8,959	4,120,065
Cintas Corp.	16,144	3,645,154

Description	Shares	Value ($)
Common Stocks — 94.5% (continued)
Commercial & Professional Services — 5.2% (continued)
Clarivate PLC (a),(b)	20,840	119,413
Copart, Inc. (a)	125,438	7,951,515
Dayforce, Inc. (a)	1,750	139,982
Dun & Bradstreet Holdings, Inc. (b)	6,595	83,756
Equifax, Inc.	24,663	6,450,854
Jacobs Solutions, Inc.	11,089	1,566,099
Leidos Holdings, Inc.	7,496	1,239,838
Paychex, Inc.	23,210	3,394,927
Paycom Software, Inc.	1,592	369,217
Paylocity Holding Corp. (a)	1,253	260,048
RB Global, Inc.	18,835	1,841,309
Rentokil Initial PLC, ADR (b)	87,579	2,236,768
Robert Half, Inc.	23,911	1,784,000
Rollins, Inc.	104,113	5,240,007
Science Applications International Corp.	10,715	1,331,339
SS&C Technologies Holdings, Inc.	37,850	2,927,319
Veralto Corp.	10,567	1,143,244
Verisk Analytics, Inc.	33,273	9,789,249
Vestis Corp.	9,960	160,157
Waste Connections, Inc.	27,777	5,346,239
		67,790,899
Consumer Discretionary Distribution & Retail — 4.4%
Advance Auto Parts, Inc. (b)	3,795	156,923
AutoZone, Inc. (a)	967	3,064,945
Bath & Body Works, Inc.	21,525	780,066
Best Buy Co., Inc.	37,552	3,379,680
Burlington Stores, Inc. (a)	38,150	10,753,722
CarMax, Inc. (a)	6,890	578,553
Carvana Co. (a)	3,030	789,073
Chewy, Inc., Cl. A (a)	66,788	2,231,387
Coupang, Inc. (a)	45,530	1,154,641
eBay, Inc.	43,144	2,730,584
Etsy, Inc. (a)	5,738	314,787
Five Below, Inc. (a)	4,770	442,179
Floor & Decor Holdings, Inc., Cl. A (a)	1,850	207,589
Genuine Parts Co.	7,796	987,987
Kohl’s Corp. (b)	12,970	194,161
Lithia Motors, Inc.	152	58,809
Macy’s, Inc.	7,725	125,454
Ollie’s Bargain Outlet Holdings, Inc. (a)	29,635	2,932,383
O’Reilly Automotive, Inc. (a)	6,473	8,047,363
Pool Corp.	23,848	8,992,842
RH (a)	395	152,130
Ross Stores, Inc.	11,483	1,778,372
The Gap, Inc.	11,710	283,968
Tractor Supply Co.	9,240	2,621,111
Ulta Beauty, Inc. (a)	6,211	2,401,421
Valvoline, Inc. (a)	19,961	792,651

Statement of Investments (Unaudited) (continued)
Description	Shares	Value ($)
Common Stocks — 94.5% (continued)
Consumer Discretionary Distribution & Retail — 4.4% (continued)
Wayfair, Inc., Cl. A (a),(b)	5,085	235,130
Williams-Sonoma, Inc.	11,435	1,967,049
		58,154,960
Consumer Durables & Apparel — 2.5%
Amer Sports, Inc. (a)	15	395
Capri Holdings Ltd. (a),(b)	7,530	176,277
Carter’s, Inc. (b)	460	25,102
D.R. Horton, Inc.	12,075	2,038,019
Deckers Outdoor Corp. (a)	3,095	606,496
Garmin Ltd.	8,292	1,762,879
Hasbro, Inc.	46,843	3,051,822
Leggett & Platt, Inc.	11,590	145,918
Lennar Corp., Cl. A	3,765	656,578
Lululemon Athletica, Inc. (a)	15,847	5,081,499
NVR, Inc. (a)	443	4,091,362
Polaris, Inc.	2,903	200,307
PulteGroup, Inc.	25,935	3,508,228
PVH Corp.	4,395	476,286
Ralph Lauren Corp.	5,598	1,295,377
Skechers USA, Inc., Cl. A (a)	57,971	3,699,709
Tapestry, Inc. (b)	30,675	1,910,439
Tempur Sealy International, Inc.	25,100	1,405,098
Toll Brothers, Inc.	11,693	1,931,333
Under Armour, Inc., Cl. A (a),(b)	4,395	42,675
VF Corp. (b)	31,040	627,939
Whirlpool Corp. (b)	409	45,571
YETI Holdings, Inc. (a)	3,300	133,221
		32,912,530
Consumer Services — 3.6%
Aramark	115,455	4,697,864
Boyd Gaming Corp.	19,069	1,408,246
Caesars Entertainment, Inc. (a),(b)	1,785	68,705
Carnival Corp. (a)	49,875	1,268,321
Cava Group, Inc. (a)	1,353	190,638
Churchill Downs, Inc.	10,057	1,429,200
Darden Restaurants, Inc.	14,445	2,546,220
Domino’s Pizza, Inc.	382	181,905
DraftKings, Inc., Cl. A (a)	17,180	749,907
Duolingo, Inc. (a)	5,135	1,788,367
Dutch Bros, Inc., Cl. A (a)	2,820	151,519
Expedia Group, Inc. (a)	27,140	5,010,587
Frontdoor, Inc. (a)	25,604	1,500,394
H&R Block, Inc.	27,239	1,614,728
Hilton Worldwide Holdings, Inc.	19,703	4,993,528
Hyatt Hotels Corp., Cl. A (b)	3,080	486,455
Las Vegas Sands Corp.	53,769	2,852,983
Marriott Vacations Worldwide Corp.	820	81,385
MGM Resorts International (a)	25,510	978,053
Norwegian Cruise Line Holdings Ltd. (a)	26,315	707,610

Description	Shares	Value ($)
Common Stocks — 94.5% (continued)
Consumer Services — 3.6% (continued)
Penn Entertainment, Inc. (a),(b)	14,625	315,754
Planet Fitness, Inc., Cl. A (a)	51,570	5,133,794
Royal Caribbean Cruises Ltd.	13,924	3,398,291
Service Corp. International	20,575	1,822,739
The Wendy’s Company (b)	14,790	271,544
Travel + Leisure Co.	1,960	109,505
Wingstop, Inc.	508	167,015
Wyndham Hotels & Resorts, Inc.	29,077	2,854,780
Wynn Resorts Ltd. (b)	1,100	103,818
		46,883,855
Consumer Staples Distribution & Retail — .6%
BJ’s Wholesale Club Holdings, Inc. (a)	2,450	235,935
Casey’s General Stores, Inc.	3,018	1,270,246
Dollar Tree, Inc. (a)	10,077	718,188
Maplebear, Inc. (a)	7,216	315,123
Performance Food Group Co. (a)	6,090	537,382
Sysco Corp.	9,740	751,051
The Kroger Company	25,875	1,580,445
US Foods Holding Corp. (a)	26,035	1,816,462
Walgreens Boots Alliance, Inc.	35,865	323,502
		7,548,334
Energy — 4.3%
Antero Resources Corp. (a)	149,523	4,887,907
Baker Hughes Co.	54,100	2,377,695
Cheniere Energy, Inc.	13,569	3,039,592
Chord Energy Corp.	10,407	1,327,101
ConocoPhillips	20,354	2,205,163
Coterra Energy, Inc.	20,415	545,489
Devon Energy Corp.	44,488	1,688,320
Diamondback Energy, Inc.	39,206	6,962,594
DT Midstream, Inc.	6,740	715,249
EQT Corp.	163,267	7,418,852
Expand Energy Corp. (b)	12,127	1,200,088
Halliburton Co.	121,411	3,868,154
Hess Corp.	10,916	1,606,617
HF Sinclair Corp.	4,910	200,966
Kinder Morgan, Inc.	2,740	77,460
NOV, Inc.	169,193	2,710,472
ONEOK, Inc.	22,535	2,559,976
Permian Resources Corp.	2,645	41,421
Phillips 66	6,705	898,336
Range Resources Corp.	45,425	1,623,489
Targa Resources Corp.	22,185	4,532,395
TechnipFMC PLC	10,825	339,580
Texas Pacific Land Corp. (b)	260	416,023
The Williams Companies, Inc.	24,340	1,424,377
Tidewater, Inc. (a)	8,072	417,484
Valero Energy Corp.	19,406	2,698,986

Statement of Investments (Unaudited) (continued)
Description	Shares	Value ($)
Common Stocks — 94.5% (continued)
Energy — 4.3% (continued)
Viper Energy, Inc.	3,925	212,382
Weatherford International PLC	13,097	1,077,883
		57,074,051
Equity Real Estate Investment Trusts — 4.2%
Agree Realty Corp. (b),(c)	7,605	584,064
AvalonBay Communities, Inc. (c)	3,344	787,010
Brixmor Property Group, Inc. (c)	74,580	2,242,621
BXP, Inc. (c)	4,305	352,967
Camden Property Trust (c)	14,452	1,818,062
Crown Castle, Inc. (c)	10,316	1,096,075
CubeSmart (c)	13,560	672,034
Digital Realty Trust, Inc. (c)	31,529	6,169,910
EastGroup Properties, Inc. (c)	6,023	1,037,221
Equity LifeStyle Properties, Inc. (c)	54,557	3,891,551
Equity Residential (c)	16,704	1,280,529
Essex Property Trust, Inc. (c)	6,142	1,906,845
Extra Space Storage, Inc. (c)	25,970	4,439,831
Federal Realty Investment Trust (c)	4,975	580,334
Healthcare Realty Trust, Inc. (c)	29,785	545,661
Healthpeak Properties, Inc. (c)	21,925	482,131
Host Hotels & Resorts, Inc. (c)	61,889	1,139,995
Invitation Homes, Inc. (c)	19,827	679,075
Iron Mountain, Inc. (c)	6,610	817,459
Kimco Realty Corp. (c)	81,004	2,071,272
Lamar Advertising Co., Cl. A (c)	21,848	2,928,069
Medical Properties Trust, Inc. (b),(c)	73,460	322,489
Mid-America Apartment Communities, Inc. (c)	3,609	592,453
National Storage Affiliates Trust (c)	920	41,492
NNN REIT, Inc. (c)	2,795	122,924
Omega Healthcare Investors, Inc. (c)	6,270	254,625
Park Hotels & Resorts, Inc. (c)	14,450	224,698
Rayonier, Inc. (c)	24,799	790,344
Realty Income Corp. (c)	49,145	2,845,004
Regency Centers Corp. (c)	29,927	2,262,182
Rexford Industrial Realty, Inc. (b),(c)	17,813	749,571
SBA Communications Corp. (c)	2,892	654,315
Simon Property Group, Inc. (c)	21,722	3,988,159
UDR, Inc. (c)	18,120	830,983
Ventas, Inc. (c)	5,545	355,268
VICI Properties, Inc. (c)	91,152	2,972,467
Weyerhaeuser Co. (c)	72,621	2,342,753
		54,872,443
Financial Services — 7.4%
Affiliated Managers Group, Inc.	6,911	1,296,089
Affirm Holdings, Inc. (a)	5,560	389,256
Ally Financial, Inc.	22,415	896,152
Ameriprise Financial, Inc.	15,165	8,704,255
Block, Inc. (a)	60,136	5,325,043
Blue Owl Capital, Inc.	22,135	525,264

Description	Shares	Value ($)
Common Stocks — 94.5% (continued)
Financial Services — 7.4% (continued)
Cboe Global Markets, Inc.	1,941	418,965
Coinbase Global, Inc., Cl. A (a)	8,685	2,572,497
Corpay, Inc. (a)	1,295	493,628
Credit Acceptance Corp. (a)	176	87,595
Discover Financial Services	13,175	2,403,515
Equitable Holdings, Inc.	34,810	1,678,886
Evercore, Inc., Cl. A	16,278	5,011,996
Fidelity National Information Services, Inc.	59,783	5,099,490
Fiserv, Inc. (a)	33,797	7,467,785
Global Payments, Inc.	43,554	5,181,184
Intercontinental Exchange, Inc.	27,140	4,368,454
Invesco Ltd.	43,145	780,493
Jack Henry & Associates, Inc.	8,174	1,440,095
Jefferies Financial Group, Inc.	5,100	403,614
LPL Financial Holdings, Inc.	24,031	7,813,680
MarketAxess Holdings, Inc.	1,215	314,308
MGIC Investment Corp.	41,290	1,084,275
MSCI, Inc.	3,319	2,023,362
Nasdaq, Inc.	49,192	4,082,444
Northern Trust Corp.	10,815	1,202,195
OneMain Holdings, Inc.	2,250	129,038
Raymond James Financial, Inc.	36,919	6,249,648
Robinhood Markets, Inc., Cl. A (a)	33,875	1,271,668
Rocket Cos., Inc., Cl. A (a)	57,565	836,420
Shift4 Payments, Inc., Cl. A (a),(b)	2,380	271,510
SLM Corp. (b)	103,726	2,840,018
SoFi Technologies, Inc. (a),(b)	21,745	356,835
Starwood Property Trust, Inc. (b),(c)	20,755	422,779
State Street Corp.	14,635	1,441,694
Synchrony Financial	32,858	2,218,572
T. Rowe Price Group, Inc.	10,624	1,315,676
The Carlyle Group, Inc. (b)	40,491	2,155,336
Toast, Inc., Cl. A (a)	18,225	793,517
Tradeweb Markets, Inc., Cl. A	13,556	1,836,838
Virtu Financial, Inc., Cl. A	2,420	90,290
Voya Financial, Inc.	51,950	4,311,850
WEX, Inc. (a)	628	118,479
XP, Inc., Cl. A	425	5,755
		97,730,443
Food, Beverage & Tobacco — 2.1%
Archer-Daniels-Midland Co.	2,865	156,429
Brown-Forman Corp., Cl. B (b)	15,817	665,579
Bunge Global SA	12,935	1,160,787
Celsius Holdings, Inc. (a),(b)	114,845	3,267,340
Coca-Cola Europacific Partners PLC	16,234	1,259,434
Conagra Brands, Inc.	83,452	2,299,103
Darling Ingredients, Inc. (a)	52,251	2,117,733
Freshpet, Inc. (a)	14,325	2,192,441
General Mills, Inc.	12,650	838,189

Statement of Investments (Unaudited) (continued)
Description	Shares	Value ($)
Common Stocks — 94.5% (continued)
Food, Beverage & Tobacco — 2.1% (continued)
Ingredion, Inc.	4,980	733,753
Kellanova	4,400	357,676
Lamb Weston Holdings, Inc.	28,751	2,220,727
McCormick & Co., Inc.	19,380	1,519,586
Molson Coors Beverage Co., Cl. B	50,044	3,105,731
Pilgrim’s Pride Corp. (a)	175	9,032
Primo Brands Corp., Cl. A	2,652	75,635
The Boston Beer Company, Inc., Cl. A (a)	344	108,787
The Campbell’s Company (b)	220	10,164
The Hershey Company	852	150,063
The J.M. Smucker Company	1,845	217,322
Tyson Foods, Inc., Cl. A	79,158	5,105,691
		27,571,202
Health Care Equipment & Services — 5.6%
Acadia Healthcare Co., Inc. (a)	4,000	162,520
Align Technology, Inc. (a)	24,222	5,638,155
Baxter International, Inc.	100,958	3,403,294
Cardinal Health, Inc.	1,281	156,589
Cencora, Inc.	23,383	5,881,994
Centene Corp. (a)	46,538	2,792,280
DaVita, Inc. (a)	4,865	808,417
Dexcom, Inc. (a)	95,348	7,436,191
Encompass Health Corp.	35,782	3,683,399
Envista Holdings Corp. (a)	24,480	545,659
GE HealthCare Technologies, Inc.	5,550	461,871
Globus Medical, Inc., Cl. A (a)	38,041	3,256,690
HealthEquity, Inc. (a)	16,661	1,691,758
Henry Schein, Inc. (a)	13,215	1,018,216
Humana, Inc.	5,016	1,486,642
IDEXX Laboratories, Inc. (a)	12,966	5,468,411
Inspire Medical Systems, Inc. (a)	23,792	4,586,146
Insulet Corp. (a)	4,489	1,197,575
Labcorp Holdings, Inc.	14,776	3,563,380
Masimo Corp. (a)	1,335	230,341
Molina Healthcare, Inc. (a)	9,096	2,709,698
Penumbra, Inc. (a)	1,981	483,602
Quest Diagnostics, Inc.	10,071	1,638,149
QuidelOrtho Corp. (a)	11,520	472,320
ResMed, Inc.	10,928	2,721,291
Solventum Corp. (a)	8,845	632,506
STERIS PLC	20,653	4,524,246
Tenet Healthcare Corp. (a)	1,680	239,702
The Cooper Companies, Inc. (a)	37,812	3,949,842
Veeva Systems, Inc., Cl. A (a)	10,500	2,392,425
Zimmer Biomet Holdings, Inc.	3,823	428,558
		73,661,867
Household & Personal Products — 1.0%
Church & Dwight Co., Inc.	52,948	5,831,163
Coty, Inc., Cl. A (a)	73,520	543,313

Description	Shares	Value ($)
Common Stocks — 94.5% (continued)
Household & Personal Products — 1.0% (continued)
e.l.f. Beauty, Inc. (a),(b)	7,281	943,035
Kenvue, Inc.	174,366	4,198,733
The Clorox Company	4,322	722,509
The Estee Lauder Companies, Inc., Cl. A	11,212	808,610
		13,047,363
Insurance — 4.3%
American Financial Group, Inc.	7,037	1,033,454
Aon PLC, Cl. A	3,018	1,181,668
Arch Capital Group Ltd.	24,820	2,499,870
Assurant, Inc.	27,948	6,346,991
Assured Guaranty Ltd.	21,090	1,967,275
Cincinnati Financial Corp.	14,518	2,320,412
Everest Group Ltd.	5,541	2,147,470
Fidelity National Financial, Inc.	25,405	1,610,423
First American Financial Corp.	13,652	957,688
Globe Life, Inc.	4,855	540,070
Markel Group, Inc. (a)	2,965	5,286,358
Old Republic International Corp.	41,500	1,617,255
Principal Financial Group, Inc.	20,960	1,825,406
Prudential Financial, Inc.	590	76,352
Reinsurance Group of America, Inc.	21,898	5,001,503
RenaissanceRe Holdings Ltd.	19,258	5,510,677
Ryan Specialty Holdings, Inc.	64,320	4,849,728
The Allstate Corp.	624	129,411
The Hanover Insurance Group, Inc.	84	13,861
The Hartford Financial Services Group, Inc.	43,887	5,411,706
The Travelers Companies, Inc.	4,772	1,269,543
Unum Group	23,000	1,768,700
W. R. Berkley Corp.	47,923	3,093,429
		56,459,250
Materials — 4.4%
Albemarle Corp. (b)	7,470	804,519
Alcoa Corp.	4,855	225,418
Ashland, Inc.	9,860	769,672
Avery Dennison Corp.	15,542	3,200,875
Ball Corp.	47,230	2,935,817
Celanese Corp.	9,922	726,390
CF Industries Holdings, Inc.	23,097	2,070,877
Cleveland-Cliffs, Inc. (a)	6,345	78,995
Commercial Metals Co.	20,974	1,293,886
Corteva, Inc.	43,135	2,684,722
CRH PLC	28,961	2,961,841
Dow, Inc.	380	16,800
DuPont de Nemours, Inc.	15,052	1,258,197
Eastman Chemical Co.	5,938	621,827
FMC Corp.	7,298	431,239
Freeport-McMoRan, Inc.	83,542	3,692,556
Huntsman Corp.	32,120	628,910
International Flavors & Fragrances, Inc.	11,785	1,076,677

Statement of Investments (Unaudited) (continued)
Description	Shares	Value ($)
Common Stocks — 94.5% (continued)
Materials — 4.4% (continued)
International Paper Co. (b)	61,601	3,623,987
LyondellBasell Industries NV, Cl. A	6,330	527,542
Martin Marietta Materials, Inc.	4,794	2,876,400
MP Materials Corp. (a),(b)	3,295	69,426
Newmont Corp.	99,070	4,154,996
Nucor Corp.	3,203	495,472
Olin Corp.	43,332	1,845,510
Packaging Corp. of America	13,508	3,361,466
Reliance, Inc.	9,086	2,918,787
Royal Gold, Inc.	8,690	1,270,999
Sealed Air Corp.	23,140	846,924
Smurfit WestRock PLC	11,067	608,906
Sonoco Products Co.	11,905	617,631
Steel Dynamics, Inc.	14,217	2,065,303
The Chemours Company	485	10,544
The Mosaic Company	49,514	1,310,140
The Scotts Miracle-Gro Company	2,440	188,100
United States Steel Corp.	10,865	442,966
Vulcan Materials Co.	16,783	4,835,686
		57,550,003
Media & Entertainment — 3.2%
Charter Communications, Inc., Cl. A (a)	1,215	482,313
Electronic Arts, Inc.	4,335	709,510
Fox Corp., Cl. A	15,060	709,627
IAC, Inc. (a)	13,255	627,359
Liberty Broadband Corp., Cl. A (a)	1,217	103,043
Liberty Broadband Corp., Cl. C (a)	5,841	497,303
Liberty Media Corp.-Liberty Formula One, Cl. C (a)	57,543	5,084,500
Liberty Media Corp.-Liberty Live, Cl. C (a)	701	51,187
Live Nation Entertainment, Inc. (a)	26,404	3,650,353
Match Group, Inc. (a),(b)	24,767	810,872
News Corporation, Cl. A	38,225	1,121,904
Nexstar Media Group, Inc. (b)	2,490	424,769
Omnicom Group, Inc.	23,816	2,496,393
Paramount Global, Cl. B (b)	44,041	477,845
Pinterest, Inc., Cl. A (a)	204,247	6,192,769
Playtika Holding Corp.	11,905	100,240
Reddit, Inc., Cl. A (a)	32,830	4,618,853
Roblox Corp., Cl. A (a)	15,500	777,015
Roku, Inc. (a)	1,980	136,679
Sirius XM Holdings, Inc.	17,101	460,872
Spotify Technology SA (a)	9,625	4,590,740
Take-Two Interactive Software, Inc. (a)	6,538	1,231,628
The Interpublic Group of Companies, Inc.	38,780	1,194,812
The Trade Desk, Inc., Cl. A (a)	33,134	4,259,376
Trump Media & Technology Group Corp. (a),(b)	2,664	84,182
Warner Bros Discovery, Inc. (a)	108,859	1,140,842
ZoomInfo Technologies, Inc. (a)	17,560	192,106
		42,227,092

Description	Shares	Value ($)
Common Stocks — 94.5% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 3.6%
10X Genomics, Inc., Cl. A (a)	4,060	64,554
Agilent Technologies, Inc.	20,934	2,888,264
Alnylam Pharmaceuticals, Inc. (a)	7,232	1,830,202
Apellis Pharmaceuticals, Inc. (a)	2,905	98,567
Avantor, Inc. (a)	33,770	711,196
Biogen, Inc. (a)	698	112,120
BioMarin Pharmaceutical, Inc. (a)	9,129	602,788
Bio-Techne Corp.	42,505	3,203,177
Charles River Laboratories International, Inc. (a)	19,593	3,900,183
Elanco Animal Health, Inc. (a)	26,202	346,128
Exact Sciences Corp. (a),(b)	12,225	758,928
Exelixis, Inc. (a)	1,630	59,430
Fortrea Holdings, Inc. (a)	6,735	141,772
GRAIL, Inc. (a)	6,750	118,125
ICON PLC (a)	4,034	848,148
Illumina, Inc. (a)	23,071	3,325,685
Incyte Corp. (a)	14,730	1,098,711
Intra-Cellular Therapies, Inc. (a)	1,515	129,760
Ionis Pharmaceuticals, Inc. (a),(b)	11,845	423,222
IQVIA Holdings, Inc. (a)	6,460	1,297,426
Jazz Pharmaceuticals PLC (a)	865	105,175
Mettler-Toledo International, Inc. (a)	1,544	1,931,853
Natera, Inc. (a)	31,791	5,333,894
Neurocrine Biosciences, Inc. (a)	3,208	406,614
Organon & Co.	1,360	21,583
Perrigo Co. PLC	1,650	47,091
QIAGEN NV	10,321	448,241
Repligen Corp. (a)	38,108	5,736,778
Sarepta Therapeutics, Inc. (a)	52,592	7,012,617
Sotera Health Co. (a)	15,220	200,447
Ultragenyx Pharmaceutical, Inc. (a)	1,395	66,444
United Therapeutics Corp. (a)	491	181,911
Viatris, Inc.	39,129	512,199
Viking Therapeutics, Inc. (a)	3,665	194,025
Waters Corp. (a)	4,032	1,551,191
West Pharmaceutical Services, Inc.	4,337	1,412,474
		47,120,923
Real Estate Management & Development — 1.3%
CBRE Group, Inc., Cl. A (a)	17,108	2,394,949
CoStar Group, Inc. (a)	151,370	12,312,436
Zillow Group, Inc., Cl. C (a),(b)	29,561	2,504,112
		17,211,497
Semiconductors & Semiconductor Equipment — 1.9%
Astera Labs, Inc. (a)	2,345	242,121
Enphase Energy, Inc. (a)	4,750	338,913
First Solar, Inc. (a)	6,075	1,210,565
Lattice Semiconductor Corp. (a)	6,775	384,481
Microchip Technology, Inc.	36,619	2,496,317
Monolithic Power Systems, Inc.	7,430	4,217,565

Statement of Investments (Unaudited) (continued)
Description	Shares	Value ($)
Common Stocks — 94.5% (continued)
Semiconductors & Semiconductor Equipment — 1.9% (continued)
NVIDIA Corp.	59,126	8,174,170
ON Semiconductor Corp. (a)	15,445	1,098,448
Qorvo, Inc. (a)	11,148	769,769
Rambus, Inc. (a)	82,538	4,771,522
Skyworks Solutions, Inc.	14,711	1,288,537
Universal Display Corp.	1,947	320,321
		25,312,729
Software & Services — 10.1%
Akamai Technologies, Inc. (a)	50,404	4,738,984
ANSYS, Inc. (a)	14,241	5,000,015
AppLovin Corp., Cl. A (a)	13,488	4,542,084
Aspen Technology, Inc. (a)	623	155,750
Bentley Systems, Inc., Cl. B	24,923	1,233,688
BILL Holdings, Inc. (a)	9,130	823,709
BlackLine, Inc. (a)	11,169	692,590
Cadence Design Systems, Inc. (a)	16,082	4,934,118
CCC Intelligent Solutions Holdings, Inc. (a)	955	12,033
Check Point Software Technologies Ltd. (a)	13,491	2,455,362
Cloudflare, Inc., Cl. A (a)	10,200	1,018,266
Cognizant Technology Solutions Corp., Cl. A	36,444	2,933,377
Confluent, Inc., Cl. A (a)	136,068	4,196,337
CyberArk Software Ltd. (a)	8,422	2,724,601
Datadog, Inc., Cl. A (a)	10,558	1,612,734
DocuSign, Inc. (a)	4,525	360,597
Dolby Laboratories, Inc., Cl. A	35,290	2,763,913
DXC Technology Co. (a)	5,965	134,212
Dynatrace, Inc. (a)	12,410	697,318
Elastic NV (a)	3,445	377,090
EPAM Systems, Inc. (a)	11,586	2,826,057
Fair Isaac Corp. (a)	686	1,629,271
Gartner, Inc. (a)	19,548	10,124,496
Gen Digital, Inc.	25,421	784,238
Gitlab, Inc., Cl. A (a)	5,960	379,950
Globant SA (a),(b)	906	206,351
Guidewire Software, Inc. (a)	8,140	1,651,525
HashiCorp, Inc., Cl. A (a)	5,620	188,944
HubSpot, Inc. (a)	18,001	12,979,621
InterDigital, Inc. (b)	5,972	1,170,273
Intuit, Inc.	5,874	3,769,522
Kyndryl Holdings, Inc. (a)	32,475	1,127,207
Manhattan Associates, Inc. (a)	1,622	462,984
MicroStrategy, Inc., Cl. A (a),(b)	6,575	2,547,615
Monday.com Ltd. (a)	7,335	2,093,116
MongoDB, Inc. (a)	10,801	3,483,214
Nutanix, Inc., Cl. A (a)	7,170	468,058
Okta, Inc. (a)	4,872	377,872
Palantir Technologies, Inc., Cl. A (a)	84,685	5,680,670
Pegasystems, Inc.	400	37,988
Procore Technologies, Inc. (a)	4,345	352,814

Description	Shares	Value ($)
Common Stocks — 94.5% (continued)
Software & Services — 10.1% (continued)
PTC, Inc. (a)	744	148,845
Roper Technologies, Inc.	12,546	7,106,556
SentinelOne, Inc., Cl. A (a),(b)	7,540	210,743
ServiceNow, Inc. (a)	6,680	7,010,259
Shopify, Inc., Cl. A (a)	82,167	9,498,505
Smartsheet, Inc., Cl. A (a)	4,845	271,078
Twilio, Inc., Cl. A (a)	26,661	2,787,141
Tyler Technologies, Inc. (a)	11,272	7,092,004
UiPath, Inc., Cl. A (a)	5,550	78,865
Unity Software, Inc. (a),(b)	22,770	548,985
VeriSign, Inc. (a)	7,681	1,437,730
Zoom Communications, Inc., Cl. A (a)	6,885	569,321
Zscaler, Inc. (a)	6,681	1,380,228
		131,888,824
Technology Hardware & Equipment — 3.7%
Amphenol Corp., Cl. A	174,367	12,667,762
Arrow Electronics, Inc. (a)	7,466	897,115
CDW Corp.	3,923	690,173
Cognex Corp.	12,881	514,982
Coherent Corp. (a)	1,075	107,672
Corning, Inc.	16,185	787,724
Dell Technologies, Inc., Cl. C	6,496	828,825
F5, Inc. (a)	4,082	1,021,929
Flex Ltd. (a)	62,794	2,447,082
Hewlett Packard Enterprise Co.	46,235	981,107
HP, Inc.	20,435	724,012
Jabil, Inc.	12,986	1,763,888
Keysight Technologies, Inc. (a)	54,380	9,290,279
NetApp, Inc.	26,735	3,278,780
Pure Storage, Inc., Cl. A (a)	54,310	2,877,887
Super Micro Computer, Inc. (a),(b)	18,380	599,923
TE Connectivity Ltd.	8,080	1,221,050
Trimble, Inc. (a)	29,045	2,119,414
Ubiquiti, Inc.	788	273,034
Western Digital Corp. (a)	3,945	287,946
Zebra Technologies Corp., Cl. A (a)	12,120	4,932,840
		48,313,424
Telecommunication Services — .1%
Frontier Communications Parent, Inc. (a)	12,470	434,081
GCI Liberty, Inc. (Escrow Share) (a)	9,830	8,847
Iridium Communications, Inc.	11,125	330,635
Liberty Global Ltd., Cl. C (a),(b)	8,565	125,220
Sunrise Communications AG, Cl. A, ADR (a),(b)	1,713	83,098
		981,881
Transportation — 2.5%
Alaska Air Group, Inc. (a)	21,839	1,148,731
American Airlines Group, Inc. (a)	22,325	324,159
C.H. Robinson Worldwide, Inc.	981	103,574
Delta Air Lines, Inc.	8,275	528,111

Statement of Investments (Unaudited) (continued)
Description	Shares	Value ($)
Common Stocks — 94.5% (continued)
Transportation — 2.5% (continued)
Expeditors International of Washington, Inc.	25,739	3,130,892
J.B. Hunt Transport Services, Inc.	11,449	2,165,120
Knight-Swift Transportation Holdings, Inc.	46,382	2,753,236
Landstar System, Inc.	12,572	2,337,386
Lyft, Inc., Cl. A (a)	188,942	3,280,033
Norfolk Southern Corp.	22,978	6,338,481
Old Dominion Freight Line, Inc.	19,748	4,446,065
Ryder System, Inc.	8,455	1,427,542
Saia, Inc. (a)	634	360,797
Southwest Airlines Co. (b)	23,115	748,001
United Airlines Holdings, Inc. (a)	31,825	3,081,615
XPO, Inc. (a)	735	112,021
		32,285,764
Utilities — 3.8%
Ameren Corp.	38,855	3,667,523
American Electric Power Co., Inc.	6,971	696,124
American Water Works Co., Inc.	18,776	2,571,185
Brookfield Renewable Corp., Cl. A (b)	7,500	239,400
CenterPoint Energy, Inc.	79,208	2,583,765
Clearway Energy, Inc., Cl. C	6,245	184,165
CMS Energy Corp.	30,975	2,159,267
Constellation Energy Corp.	16,273	4,175,001
Dominion Energy, Inc.	69,989	4,111,854
DTE Energy Co.	24,855	3,126,262
Edison International	11,110	974,903
Entergy Corp.	18,281	2,854,944
Essential Utilities, Inc.	1,475	59,044
Eversource Energy	37,690	2,430,628
Exelon Corp.	83,396	3,299,146
FirstEnergy Corp.	39,300	1,672,215
MDU Resources Group, Inc.	8,735	175,049
NiSource, Inc.	39,240	1,494,652
NRG Energy, Inc.	23,700	2,408,157
OGE Energy Corp.	23,999	1,054,996
Pinnacle West Capital Corp.	19,345	1,812,627
Public Service Enterprise Group, Inc.	5,000	471,500
The AES Corp.	51,305	669,017
UGI Corp.	3,400	103,258
Vistra Corp.	13,968	2,232,645
WEC Energy Group, Inc. (b)	11,365	1,148,433
Xcel Energy, Inc. (b)	42,585	3,089,968
		49,465,728
Total Common Stocks (cost $508,133,195)		1,239,158,943
Exchange-Traded Funds — 2.5%
Registered Investment Companies — 2.5%
iShares Russell Mid-Cap ETF(b)	133,000	12,697,510

Description	Shares	Value ($)
Exchange-Traded Funds — 2.5% (continued)
Registered Investment Companies — 2.5% (continued)
iShares Russell Mid-Cap Growth ETF(b)	118,005	15,962,536
SPDR S&P MidCap 400 ETF Trust(b)	6,390	3,935,346
Total Exchange-Traded Funds (cost $26,675,741)		32,595,392

Number of Rights
Rights — .0%
Health Care Equipment & Services — .0%
Abiomed, Inc., expiring 12/31/2049(d) (cost $0)	40,585	47,079

	1-Day Yield (%)	Shares
Investment Companies — 3.0%
Registered Investment Companies — 3.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $39,237,965)	4.67	39,237,965	39,237,965
Investment of Cash Collateral for Securities Loaned — .9%
Registered Investment Companies — .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $11,818,810)	4.67	11,818,810	11,818,810
Total Investments (cost $585,865,711)		100.9%	1,322,858,189
Liabilities, Less Cash and Receivables		(.9)%	(12,126,332)
Net Assets		100.0%	1,310,731,857

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
SPDR—Standard & Poor’s Depository Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At November 30, 2024, the value of the fund’s securities on loan was $58,841,196 and the value of the collateral was
$60,282,202, consisting of cash collateral of $11,818,810 and U.S. Government & Agency securities valued at $48,463,392.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	The fund held Level 3 securities at November 30, 2024. These securities were valued at $47,079 or .0% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Mid Cap Multi-Strategy Fund

November 30, 2024 (Unaudited)
The following is a summary of the inputs used as of November 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,239,150,096	8,847††	—	1,239,158,943
Exchange-Traded Funds	32,595,392	—	—	32,595,392
Rights	—	—	47,079	47,079
Investment Companies	51,056,775	—	—	51,056,775

†	See Statement of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At November 30, 2024, accumulated net unrealized appreciation on investments was $736,992,478, consisting of $743,718,031 gross unrealized appreciation and $6,725,553 gross unrealized depreciation.
At November 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.